Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Statement of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net	$ 35,248		$ 33,851		$ 4,965
Net loss from discontinued operations, net of income taxes	(108,429)	[1]	(8,370)	[1]	(600)	[1]
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net	37,010		38,991		4,355
Net loss from discontinued operations before income taxes	(110,668)		(9,240)		(574)
Income tax benefit (expense)	2,239		870		(26)
Net loss from discontinued operations, net of income taxes	$ (108,429)		$ (8,370)		$ (600)

[1]	See Note 3(e)